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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen
Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Stephen P. Garrett
American Fidelity Assurance Company
2000 N. Classen
Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code: 405.523.5200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:	Report to Shareholders

Semi-Annual

Report

June 30, 2009

June 30, 2009

Dear Participant:

It was the best of times, it was the worst of times... It is like Charles Dickens was writing about the first six months of 2009 – rather than the French Revolution in the late 1700’s. Between January 1 and March 9th of this year, the Dow Industrials fell about 28%. Then between March 9th and June 30, it gained back 29%. The down leg was scary – the recovery was exhilarating. The first stage was driven by fear about the future of the economy. The second was built on hopes that better times lay ahead.

Despite the manic-depressive state of the stock market, the Dual Strategy Fund has stayed true to its long term investment in high quality, large capitalization stocks, with half of the portfolio following a value strategy and half, the growth strategy. WEDGE Capital Management of Charlotte, North Carolina, is the value manager. Renaissance Investment Management of Cincinnati, Ohio and Quest Investment Management of Portland, Oregon split the growth side. This two-pronged approach provides for prudent diversification among non-speculative, large US stocks.

The following comments, from recent strategy materials, give a sense of the outlook of the value advisor, WEDGE:

However, Mussa (an author cited by WEDGE) expresses optimism that, along with expected strong growth from China, the unprecedented monetary and fiscal stimulus implemented and/or announced in recent quarters will prove an important impetus to economic rejuvenation in the not-too-distant future (though this is obviously far from certain).

Likewise, the following are indications of how the growth advisors, Renaissance and Quest, see the future:

Although the stock market surge since March 9 has been stronger than the average bull market recovery, the decline from late 2007 through March 9 was the second worst in the S&P 500 in history, so an unusually strong rebound might simply reflect a bounce back from extremely oversold levels. We would not be surprised to see stock prices retreat somewhat over the next several months, but believe that the combination of good valuation and a nascent economy recovery suggests good investment opportunity in stocks longer term. (Renaissance)

And

The market rallied strongly in Q2 largely due to the relief that things were getting worse at a "less bad" rate. The market now needs to see real progress being made in the economy and in earnings to head meaningfully higher, in our judgment. The "easiest" money has been made in this cycle. A weakening dollar combined with slightly faster growth rates internationally should favor U.S. companies doing business overseas. By sectors, this favors technology, staples, industrials and materials. Furthermore, Healthcare Reform and Energy Reform look to be less comprehensive than the headlines indicate and investment opportunities are available due to mispriced securities based on a worst case scenario. (Quest)

Year after year, the Dual Strategy Fund strives to harness the best ideas from the two basic and historic investment themes, growth and value. There are no guarantees in stock investing, but we continue to believe these two linked strategies offer a sound opportunity for long term success.

Sincerely,

David R. Carpenter, President

American Fidelity Dual Strategy Fund, Inc.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)
Assets
Investments, at fair value (cost $127,721,130)	$123,153,678
Accrued interest and dividends	106,616
Accounts receivable for securities sold	451,936
Total assets	123,712,230
Liabilities
Accounts payable for securities purchased	1,584,630
Total liabilities	1,584,630
Net assets	$122,127,600
Composition of net assets:
Net capital paid in on shares of capital stock	$163,958,325
Undistributed net investment income	3,239,013
Accumulated net realized losses	(40,502,286)
Unrealized depreciation on investments	(4,567,452)
Net assets (equivalent to $7.243 per share based on
16,862,336 shares of capital stock outstanding)	$122,127,600
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Statement of Operations

Period ended June 30, 2009

(Unaudited)

Investment income:
Income:
Dividends (net of foreign taxes paid of $41,079)	$1,235,030
Interest	56,483
1,291,513
Expenses:
Investment advisory fees	283,311
Net investment income	1,008,202
Realized losses on investments:
Proceeds from sales	90,501,358
Cost of securities sold	106,870,127
Net realized losses on investments	(16,368,769)
Unrealized depreciation on investments, end of period	(4,567,452)
Unrealized depreciation on investments, beginning of year	(23,248,262)
Change in unrealized depreciation on investments	18,680,810
Net increase in net assets resulting from operations	$3,320,243
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statements of Changes in Net Assets
Period ended June 30, 2009 and Year ended December 31, 2008
(Unaudited)
	2009	2008
Increase (decrease) in net assets from operations:
Net investment income	$1,008,202	2,328,444
Net realized gains (losses) on investments	(16,368,769)	(23,094,945)
Change in unrealized appreciation (depreciation) on investments	18,680,810	(55,418,584)
Net increase (decrease) in net assets resulting
from operations	3,320,243	(76,185,085)
Distributions to shareholders:
Investment income	—	(2,600,000)
Capital gains	—	(4,300,000)
Total distributions to shareholders	—	(6,900,000)
Changes from capital stock transactions	(411,100)	21,666
Increase (decrease) in net assets	2,909,143	(83,063,419)
Net assets, beginning of year	119,218,457	202,281,876
Net assets, end of period	$122,127,600	119,218,457
Undistributed net investment income	$3,239,013	2,230,811
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

	Financial Highlights

	(Unaudited)

	Period
	Ended	Year Ended December 31
	June 30,
	2009	2008	2007	2006	2005
Per share data (1):
Net investment income	$0.059	0.142	0.153	0.134	0.116
Net realized and unrealized gains (losses) from securities	0.141	(4.877)	0.958	0.890	0.251
	0.200	(4.735)	1.111	1.024	0.367
Distributions – investment income	—	(0.164)	(0.152)	(0.133)	(0.129)
Distributions – capital gains	—	(0.270)	—	—	—
Net increase (decrease) in net asset unit value	0.200	(5.169)	0.959	0.891	0.238
Net asset unit value, beginning of period	7.043	12.212	11.253	10.362	10.124
Net asset unit value, end of period	$7.243	7.043	12.212	11.253	10.362
Net assets outstanding, end of period	$122,127,600	119,218,457	202,281,876	195,582,804	202,228,777
Ratios:
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.76%	1.39%	1.28%	1.24%	1.15%
Portfolio turnover rate	81.89%	84.35%	67.69%	95.38%	117.47%
Total return (2)	(29.60%)	(38.60%)	9.90%	9.89%	3.66%

(1) Per share calculations were performed using the average shares outstanding method.

(2) Total return figures do not reflect charges pursuant to the terms of the variable annuity contracts funded by separate accounts that invest in the Fund’s shares.

See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Apparel and Accessory Stores:
Ross Stores, Inc.	12,700	$490,220	0.40%
Urban Outfitters, Inc. *	16,220	338,511	0.28%
		828,731	0.68%
Auto Dealers, Gas Stations:
Advanced Auto Parts, Inc.	11,700	485,433	0.40%
AutoNation, Inc. *	29,900	518,765	0.42%
Autozone, Inc. *	6,477	978,739	0.80%
		1,982,937	1.62%
Business Services:
Activision Blizzard, Inc. *	50,190	633,900	0.52%
Adobe Systems Incorporated *	18,800	532,040	0.43%
Affiliated Computer Services, Inc. *	23,580	1,047,424	0.86%
Automatic Data Processing, Inc.	14,700	520,968	0.43%
Equifax Inc.	18,600	485,460	0.40%
Fiserv, Inc. *	11,600	530,120	0.43%
Google Inc. *	1,555	655,572	0.54%
Intuit Inc. *	18,900	532,224	0.44%
Microsoft Corporation	24,994	594,107	0.49%
Oracle Corporation	51,771	1,108,935	0.91%
Salesforce.com, Inc. *	15,770	601,941	0.49%
Symantec Corporation *	33,800	525,928	0.43%
The Western Union Company	36,007	590,515	0.48%
Visa Inc.	16,755	1,043,166	0.85%
VMware Inc. *	11,845	323,013	0.26%
		9,725,313	7.96%
Chemicals and Allied Products:
Abbott Laboratories	12,224	575,017	0.47%
Air Products & Chemicals, Inc.	3,500	226,065	0.19%
Albemarle Corporation	5,970	152,653	0.12%
Amgen Inc. *	25,217	1,334,988	1.09%
AstraZeneca PLC **	18,700	825,418	0.68%
Biogen Idec Inc. *	16,800	758,520	0.62%
Celanese Corporation	14,953	355,134	0.29%
Colgate Palmolive Company	9,493	671,535	0.55%
E.I. du Pont de Nemours and Company	9,100	233,142	0.19%
Eastman Chemical Company	6,200	234,980	0.19%
Forest Laboratories, Inc. *	34,406	863,935	0.71%
Gilead Sciences, Inc. *	17,777	832,675	0.68%
GlaxoSmithKline plc **	22,891	808,968	0.66%
Johnson & Johnson	24,877	1,413,014	1.16%
Lilly, Eli and Company	41,133	1,424,847	1.17%
Novo Nordisk A/S **	7,655	416,891	0.34%
PPG Industries, Inc.	5,200	228,280	0.19%
Praxair, Inc.	2,575	183,005	0.15%
Proctor & Gamble Company	9,505	485,706	0.40%
Sanofi-Aventis **	26,000	766,740	0.63%
Teva Pharmaceutical Industries Limited **	8,615	425,064	0.35%
The Lubrizol Corporation	5,000	236,550	0.19%
		13,453,127	11.02%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)
Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Communications:
Equinix, Inc. *	5,010	$364,427	0.30%
NII Holdings, Inc. *	17,600	335,632	0.27%
Qwest Communications International Inc.	84,400	350,260	0.29%
The DirecTV Group, Inc *	12,025	297,138	0.24%
		1,347,457	1.10%
Depository Institutions:
Barclays PLC **	47,640	878,482	0.72%
Credit Suisse Group **	13,000	594,490	0.49%
HSBC Holdings plc **	13,760	574,755	0.47%
JPMorgan Chase & Co.	16,900	576,459	0.47%
		2,624,186	2.15%
Durable Goods, Wholesale:
Reliance Steel & Aluminum Co.	5,900	226,501	0.19%
		226,501	0.19%
Eating and Drinking Places:
Darden Restaurants, Inc.	15,000	494,700	0.40%
McDonald’s Corporation	17,349	997,394	0.82%
Yum! Brands, Inc.	7,075	235,881	0.19%
		1,727,975	1.41%
Educational Services:
Apollo Group, Inc. *	13,826	983,305	0.81%
ITT Educational Services, Inc. *	9,381	944,291	0.77%
		1,927,596	1.58%
Electric, Gas, and Sanitary Services:
Ameren Corporation	13,800	343,482	0.28%
CMS Energy Corporation	28,200	340,656	0.28%
DTE Energy Company	10,700	342,400	0.28%
Edison International	10,600	333,476	0.27%
FirstEnergy Corp.	8,700	337,125	0.28%
NiSource Inc.	29,600	345,136	0.28%
NV Energy, Inc.	31,600	340,964	0.28%
Pinnacle West Capital Corporation	11,500	346,725	0.29%
Public Service Enterprise Group Incorporated.	10,500	342,615	0.28%
Sempra Energy	6,900	342,447	0.28%
		3,415,026	2.80%
Electronic and Other Electric Equipment:
Altera Corporation	31,900	519,332	0.43%
Amphenol Corporation	26,515	838,935	0.69%
ASML Holding N.V. **	17,175	371,839	0.30%
Cisco Systems, Inc. *	65,270	1,216,633	1.00%
Cree, Inc. *	11,110	326,523	0.27%
Dolby Laboratories, Inc. *	14,500	540,560	0.44%
Intel Corporation	68,910	1,140,461	0.93%
L-3 Communications Holdings, Inc.	7,656	531,173	0.44%
Millicom International Cellular S.A. * **	14,200	798,892	0.65%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)
Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

NetApp, Inc. *	11,375	224,315	0.18%
Qualcomm Incorporated	23,242	1,050,538	0.86%
Texas Instruments Incorporated	50,545	1,076,609	0.88%
Thomas & Betts Corporation *	7,230	208,658	0.17%
Varian Semiconductor Equipment Associates, Inc. *	14,760	354,092	0.29%
Whirlpool Corporation	3,090	131,510	0.11%
		9,330,070	7.64%
Engineering, Accounting, Research, Mgmt and Relation Services:
Accenture Ltd. **	16,090	538,371	0.44%
Fluor Corporation	12,912	662,256	0.54%
KBR, Inc.	27,400	505,256	0.41%
Paychex, Inc.	19,600	493,920	0.41%
		2,199,803	1.80%
Fabricated Metal Products:
Alliant Techsystems Inc. *	6,400	$527,104	0.43%
Ball Corporation	5,500	248,380	0.20%
		775,484	0.63%
Food and Kindred Products:
Bunge Limited **	3,700	222,925	0.18%
Campbell Soup Company	24,005	706,227	0.58%
General Mills, Inc.	5,905	330,798	0.27%
		1,259,950	1.03%
Food Stores:
The Kroger Co.	33,478	738,190	0.60%
		738,190	0.60%
Furniture and Fixtures:
Johnson Controls, Inc.	24,400	529,968	0.43%
		529,968	0.43%
General Merchandise:
BJ's Wholesale Club, Inc. *	14,800	477,004	0.39%
Costco Wholesale Corporation	7,955	363,544	0.30%
Family Dollar Stores, Inc.	16,800	475,440	0.39%
Target Corporation	7,540	297,604	0.24%
The TJX Companies, Inc.	28,895	909,037	0.74%
Wal-Mart Stores, Inc.	9,470	458,727	0.38%
		2,981,356	2.44%
Health Services:
Express Scripts, Inc. *	8,809	605,619	0.50%
		605,619	0.50%
Heavy Construction-Not Building Construction:
Foster Wheeler AG * **	6,266	148,818	0.12%
McDermott International, Inc. * **	7,940	161,261	0.13%
		310,079	0.25%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)
Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Home Furniture and Equipment:
Best Buy Company, Inc.	32,375	1,084,239	0.89%
		1,084,239	0.89%
Industrial Machinery and Equipment:
3M Company	8,600	516,860	0.42%
Apple Computer, Inc. *	10,840	1,543,941	1.26%
Bucyrus International, Inc.	5,955	170,075	0.14%
Caterpillar Inc.	4,540	150,002	0.12%
Cummins Engine, Inc.	28,685	1,009,999	0.83%
Dell Inc. *	33,000	453,090	0.37%
Eaton Corporation	11,400	508,554	0.42%
EMC Corporation *	44,290	580,199	0.47%
Flowserve Corporation	9,746	680,368	0.56%
Hewlett-Packard Company	42,569	1,645,292	1.35%
International Business Machines Corporation	17,887	1,867,761	1.53%
Joy Global Inc.	17,680	631,530	0.52%
National Oilwell Varco, Inc. *	16,740	546,728	0.45%
Parker-Hannifin Corporation	18,940	813,662	0.67%
Pitney Bowes, Inc.	23,400	513,162	0.42%
Rockwell Automation, Inc.	6,500	208,780	0.17%
Varian Medical Systems, Inc. *	21,027	738,889	0.60%
Western Digital Corporation *	44,042	1,167,113	0.96%
		13,746,005	11.26%
Instruments and Related Products:
Alcon, Inc. **	1,585	$184,050	0.15%
Baxter International Inc.	8,682	459,798	0.38%
Becton Dickinson & Company	9,418	671,597	0.55%
Boston Scientific Corporation *	29,570	299,840	0.25%
C.R. Bard, Inc.	5,340	397,563	0.33%
Covidien public limited company **	8,490	317,866	0.26%
FLIR Systems, Inc. *	23,500	530,160	0.43%
St. Jude Medical, Inc. *	15,515	637,667	0.52%
Xerox Corporation	75,800	491,184	0.40%
		3,989,725	3.27%
Insurance Carriers:
Ace LTD. **	12,900	570,567	0.47%
Aetna, Inc.	54,779	1,372,214	1.12%
Allianz SE **	63,100	581,151	0.48%
Allstate Corporation	23,700	578,280	0.47%
Assurant, Inc.	23,800	573,342	0.47%
CIGNA Corporation	10,370	249,813	0.20%
Metlife Capital Trust, Inc.	18,900	567,189	0.46%
Prudential Financial, Inc.	15,600	580,632	0.48%
The Chubb Corporation	14,300	570,284	0.47%
The Travelers Companies, Inc.	13,900	570,456	0.47%
UnitedHealth Group Incorporated	33,300	831,834	0.68%
Wellpoint, Inc. *	16,351	832,102	0.68%
		7,877,864	6.45%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)
Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Leather and Leather Products:
Coach, Inc.	19,933	535,799	0.44%
		535,799	0.44%
Metal Mining:
BHP Billiton Limited **	3,595	196,754	0.16%
Freeport-McMoran Copper & Gold *	6,230	312,185	0.26%
Vale S.A. **	16,980	299,357	0.25%
		808,296	0.67%
Mining, Quarry, Non Metal Minerals :
Potash Corporation of Saskatchewan Inc. **	1,595	148,415	0.12%
		148,415	0.12%
Miscellaneous Retail:
CVS Corporation	12,370	394,232	0.32%
Dollar Tree, Inc. *	24,108	1,014,947	0.83%
priceline.com Incorporated *	11,313	1,261,965	1.03%
		2,671,144	2.18%
Motion Pictures:
The Walt Disney Company	12,360	288,359	0.24%
		288,359	0.24%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	47,200	837,328	0.68%
McKesson Corporation	5,305	233,420	0.19%
Medco Health Solutions, Inc. *	5,105	232,839	0.19%
Nike, Inc.-Class B	6,390	330,874	0.27%
The Mosaic Company	12,042	533,461	0.44%
		2,167,922	1.77%
Oil and Gas Extraction:
Apache Corporation	6,303	$454,761	0.37%
Denbury Resources Inc. *	40,280	593,324	0.49%
Eni S.p.A **	16,700	791,747	0.65%
ENSCO International Incorporated	23,300	812,471	0.66%
Occidental Petroleum Corporation	30,830	2,028,922	1.66%
Petroleo Brasileiro S.A. **	19,040	780,259	0.64%
Royal Dutch Shell PLC **	15,900	798,021	0.65%
Total SA **	14,900	808,027	0.66%
Transocean, Inc. * **	15,048	1,117,916	0.92%
		8,185,448	6.70%
Paper and Allied Products:
International Paper Company	16,100	243,593	0.20%
Kimberly-Clark Corporation	16,000	838,880	0.69%
		1,082,473	0.89%
Personal Services:
H&R Block, Inc.	28,309	487,764	0.40%
		487,764	0.40%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)
Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Petroleum Refining and Related Industries:
Ashland Inc.	6,650	186,533	0.15%
BP PLC-Spons ADR **	16,800	801,024	0.65%
Chevron Corporation	11,992	794,470	0.65%
ConocoPhillips	18,900	794,934	0.65%
Exxon Mobil Corporation	11,500	803,965	0.66%
Marathon Oil Corporation	27,100	816,523	0.67%
Murphy Oil Corporation	9,599	521,418	0.43%
		4,718,867	3.86%
Primary Metal Industries:
AK Steel Holding Corporation	9,630	184,800	0.15%
Corning Incorporated	36,836	591,586	0.49%
General Cable Corporation *	11,800	443,444	0.36%
Nucor Corporation	5,100	226,593	0.19%
Steel Dynamics, Inc.	15,000	220,950	0.18%
United States Steel Corporation	12,040	430,310	0.35%
		2,097,683	1.72%
Printing, Publishing and Allied Lines:
The McGraw-Hill Companies, Inc.	18,284	550,531	0.45%
		550,531	0.45%
Railroad Transportation:
CSX Corporation	12,230	423,525	0.35%
Norfolk Southern Corporation	11,781	443,790	0.36%
Union Pacific Corporation	20,066	1,044,636	0.86%
		1,911,951	1.57%
Security and Commodity Brokers:
Ameriprise Financial, Inc.	23,600	572,772	0.47%
Blackrock, Inc.	6,040	1,059,537	0.87%
Broadridge Financial Solutions, Inc.	32,200	533,876	0.44%
Franklin Resources, Inc.	7,900	568,879	0.47%
IntercontinentalExchange, Inc. *	5,860	669,446	0.55%
Janus Capital Group Inc.	26,110	297,654	0.24%
TD AMERITRADE Holding Corporation *	32,013	561,508	0.46%
T. Rowe Price Group, Inc.	13,800	575,046	0.47%
The Charles Schwab Corporation	32,400	568,296	0.46%
The Goldman Sachs Group, Inc.	10,760	1,586,454	1.30%
		6,993,468	5.73%
Transportation Equipment:
General Dynamics Corporation	10,286	$569,742	0.47%
Goodrich Corp	13,769	688,037	0.56%
Harsco Corporation	17,700	500,910	0.41%
Honeywell International Inc.	15,876	498,506	0.41%
Lockheed Martin Corporation	13,642	1,100,227	0.90%
Navistar International Corporation *	7,890	344,004	0.28%
United Technologies Corporation	5,170	268,633	0.22%
		3,970,059	3.25%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)
Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Transportation Services:
Hertz Global Holdings, Inc. *	19,040	152,130	0.12%
		152,130	0.12%
Total common stocks (cost $124,024,962)		119,457,510	97.81%
Short-Term Investments:
AIM Money market funds (.171915% at June 30, 2009)	3,696,168	3,696,168	3.03%
Total short-term investments (cost $3,696,168)		3,696,168	3.03%
Total investments (cost $127,721,130)		123,153,678	100.84%
Other assets and liabilities, net		(1,026,078)	(0.84)%
Total net assets		$122,127,600	100.00%

* Presently not producing dividend income
** Foreign Investments (12.22% of net assets)

See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2009

(1)	Summary of Significant Accounting Policies
(a)	General

American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA).

The Fund’s investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

Shares of the Fund are only available to separate accounts of American Fidelity Assurance or other insurance companies to fund the benefits of variable annuity contracts.

(b)	Investments

The Fund’s investments are valued based on market value quotations, when available. Investments in corporate stocks are valued by a third-party servicer, Interactive Data Services. Securities for which published quotations are not available are valued based on policies approved by the Fund’s Board of Directors at the quotation obtained from pricing services, such as Bloomberg L.P. Securities whose values have been materially affected by what the Fund’s investment adviser identifies as a significant event occurring before the Fund’s assets are valued after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the board of directors. Short-term investments are valued on the basis of cost, which approximates market, and include all investments with maturities less than one year.

The Fund’s portfolio of investments is diversified such that not more than 5% of the value of the total assets of the Fund is invested in any one issuer and not more than 25% is invested in any one industry or group of similar industries. Management does not believe the Fund has any significant concentrations of credit risk.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Security transactions are accounted for on a trade-date basis.

Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund’s investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are recorded as reductions of dividend income.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2009

The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

In 2009, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $92,714,301 and $90,501,358 respectively, net of brokerage commissions.

The gross unrealized appreciation and depreciation on investments at June 30, 2009 for financial reporting purposes were $6,701,005 and $11,268,457 respectively. For federal income tax purposes, the cost, unrealized appreciation, and unrealized depreciation were $144,841,465, $5,772,677 and $31,148,671, respectively, at December 31, 2008.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective January 1, 2008. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 – quoted prices in active markets for identical securities. Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of June 30, 2009.

Level 1 - Quoted Prices	$123,153,678
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$123,153,678

(c)	Income Taxes

Management of the Fund believes that the Fund will continue to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The Fund’s policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required.

During 2008, the Fund generated net capital loss for tax purposes of $21,938,596. Of these net capital losses, $9,036,658 were incurred after October 31,2008, and for tax purposes, the Fund plans to elect deferral of their realization until the 2009 tax year. The net capital loss

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2009

carryover from 2008 will expire if not utilized by December 31, 2016 ($12,901,938) and December 31, 2017 (9,036,658 for the post October 31, 2008 losses). The Fund’s board of directors will not distribute a realized capital gain dividend in 2009 since the fund did not realize capital gains in 2008.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to “wash sale” transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, no permanent book-to-tax differences were recorded as of June 30, 2009 for undistributed net investment income, accumulated net realized loss, or unrealized appreciation on investments.

The Fund has no unrecognized tax positions at December 31, 2008 as a result of the provisions of Financial Standards Accounting Board Financial Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an interpretation of FASB Statement No. 109, (FIN 48). The fund adopted FIN 48 on January 1, 2007 and on such date, the Fund had no unrecognized income tax provisions.

As of December 31, 2008, there is no accrued interest related to uncertain tax positions. The Fund would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.

The tax years 2005 through 2008 remain open to examination by the major taxing jurisdictions to which the Fund is subject. The Fund is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

(d)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(e)	Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

(2)	Transactions With Affiliates

The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund’s average

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2009

daily net assets. AFA has engaged three sub-advisors who receive fees based on a percentage of the Fund’s daily net assets. The subadvisors’ fees are paid by AFA.

AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

Certain officers and directors of the Fund are also officers and directors of AFA.

(3)	Distributions to Shareholders

On November 14, 2008 a distribution of $0.164 per share was declared from ordinary income, which amounts to $2,600,000. On November 15, 2007, a distribution of $0.152 per share was declared from ordinary income, which amounted to $2,500,000. On November 14, 2008, a distribution of $0.270 per share was declared from capital gains, which amounts to $4,300,000. There were no capital gains declared for 2007.

The tax character of distributions paid during the years ended December 31, 2008 and 2007 was as follows:

	2008	2007
Dividends paid from:
Ordinary income	$2,600,000	2,500,000
Long-term capital gain	4,300,000	—
	6,900,000	2,500,000
Return of capital	—	—
	$6,900,000	2,500,000

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,163,622
Undistributed long-term loss	(21,938,596)
Unrealized depreciation	(25,375,994)
Distributable earnings	$(45,150,968)

(4)	Changes From Capital Stock Transactions

As of period ended June 30, 2009 and year ended December 31, 2008, 200,000,000 shares of $0.001 par value capital stock were authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2009

Transactions in capital stock were as follows:

	Shares		Amount
	2009	2008	2009	2008
Shares sold	266,422	342,430	$1,821,345	3,288,363
Shares issued in reinvestment of
dividends and distributions	—	1,028,316	—	6,900,000
	266,422	1,370,746	1,821,345	10,188,363
Shares redeemed	(330,454)	(1,008,396)	(2,232,445)	(10,166,697)
Decrease in net assets derived
from capital stock transactions	(64,032)	362,350	$(411,100)	21,666

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur a management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 – June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period; however, you may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. As a result, the second line of the table is useful in comparing ongoing costs only; it will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table

	Beginning Account Value January 1, 2009	Ending Account Value Value June 30, 2009	Expenses Paid During Period* Jan. 1 – June 30, 2009
Actual	$1,000.00	$1,028.40	$2.38
Hypothetical (Assumes 5% return before expenses)	$1,000.00	$1,024.80	$2.51

*Expenses are equal to the Fund’s annualized expenses ratio of 0.50%, multiplied by the average account value over the period, multiplied by 0.5041096 (the number of days in most recent fiscal half-year/365 (to reflect the one-half year period).

PORTFOLIO HOLDINGS

The following table depicts the portfolio holdings of the Fund by type of security and industry sector, showing the percentage of net asset value or total investments attributable to each as of June 30, 2009.

Apparel and Accessory Stores:	0.68%
Auto Dealers, Gas Stations:	1.62%
Business Services:	7.96%
Chemicals and Allied Products:	11.02%
Communications:	1.10%
Depository Institutions:	2.15%
Durable Goods, Wholesale:	0.19%
Eating and Drinking Places:	1.41%
Educational Services:	1.58%
Electric, Gas, and Sanitary Services:	2.80%
Electronic and Other Electric Equipment:	7.64%
Engineering, Accounting, Research, Mgmt and Relation Services:	1.80%
Fabricated Metal Products:	0.63%
Food and Kindred Products:	1.03%
Food Stores:	0.60%
Furniture and Fixtures:	0.43%
General Merchandise:	2.44%
Health Services:	0.50%
Heavy Construction-Not Building Construction:	0.25%
Home Furniture and Equipment:	0.89%
Industrial Machinery and Equipment:	11.26%
Instruments and Related Products:	3.27%
Insurance Carriers:	6.45%
Leather and Leather Products:	0.44%
Metal Mining:	0.67%
Mining, Quarry, Non Metal Minerals:	0.12%
Miscellaneous Retail:	2.18%
Motion Pictures:	0.24%
Nondurable Goods-Wholesale:	1.77%
Oil and Gas Extraction:	6.70%
Paper and Allied Products:	0.89%
Personal Services:	0.40%
Petroleum Refining and Related Industries:	3.86%
Primary Metal Industries:	1.72%
Printing, Publishing and Allied Lines:	0.45%
Railroad Transportation:	1.57%
Security and Commodity Brokers:	5.73%
Transportation Equipment:	3.25%
Transportation Services:	0.12%
Short-Term Investments:	3.03%
Other assets and liabilities, net	(0.84%)
TOTAL	100.00%

AVAILABILITY OF PORTFOLIO HOLDINGS AND PROXY VOTING POLICIES AND RECORD

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each of (1) the Fund’s Form N-Q, (2) a description of the policies and procedures that the Fund, its investment advisor and its sub-advisors use to determine how to vote proxies relating to its portfolio securities holdings, and (3) information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by contacting the Fund at 1.800.662.1106, va.help@af-group.com or P.O. Box 25520, Oklahoma City, OK 73125-0520. The information is also available on the SEC’s website at http//www.sec.gov and at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

PARTICIPANTS’ BENEFITS

As a participant of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services that help you meet your investment needs. Some of the services you currently enjoy are the following:

RE-INVESTMENT WITHOUT CHARGE

Dividends and interest from investment income, as well as capital gain contributions, are automatically re-invested without charge.

PROFESSIONAL MANAGEMENT

Knowledgeable, full-time management constantly monitors market opportunities for your fund.

CAPITAL FULLY INVESTED

Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

PERSONAL SERVICE

Continuous personal service is available to you through the team of American Fidelity-trained, salaried representatives or directly from the Annuity Services Department in our home office.

Board of Directors	DAVID R. CARPENTER, Chairman
American Fidelity	Executive Vice-President
Dual Strategy Fund, Inc.	American Fidelity Corporation

JO ANN DICKEY
Retired Senior Vice President – Internal Audit
American Fidelity Corporation

GREGORY M. LOVE
President and Chief Operating Officer
Love’s Development Companies

MARK. H. MCCUBBIN
Chief Executive Officer
McCubbin Hosiery, LLC

G. RAINEY WILLIAMS, JR.
President and Chief Operating Officer
Marco Holding Corporation

Safekeeping of Securities	InvesTrust, N.A.
Oklahoma City, Oklahoma
Independent Auditors	KPMG LLP
Oklahoma City, Oklahoma
Underwriter	American Fidelity Securities, Inc.
Oklahoma City, Oklahoma
Member FINRA
Investment Advisor	American Fidelity Assurance Company
Oklahoma City, Oklahoma
Investment Sub-Advisors	Quest Investment Management, Inc.
Portland, Oregon
The Renaissance Group LLC (d/b/a Renaissance Investment Management)
Cincinnati, Ohio
WEDGE Capital Management LLP
Charlotte, North Carolina
Board of Directors	GREGORY S. ALLEN
American Fidelity	Chief Executive Officer
Assurance Company	Advance Food Company, Inc.
JOHN M. BENDHEIM, JR.
President
Bendheim Enterprises, Inc.
LYNDA L. CAMERON
President
Cameron Equestrian Center, Inc.
WILLIAM M. CAMERON
Chairman of the Board, President and Chief Executive Officer
American Fidelity Assurance Company
WILLIAM E. DURRETT
Senior Chairman of the Board
American Fidelity Corporation
CHARLES R. EITEL
Chairman and Chief Executive Officer
Simmons Company
THEODORE M. ELAM
Attorney
McAfee and Taft
DAVID R. LOPEZ
President
American Fidelity Foundation
PAULA MARSHALL
Chief Executive Officer
The Bama Companies, Inc.
GALEN P. ROBBINS, M.D.
Physician
Cardiovascular Clinic – Founding Physician

For More Information

To obtain information:

By telephone:

Call 1.800.662.1106

By mail Write to:

American Fidelity

Dual Strategy Fund, Inc.

P. O. Box 25520

Oklahoma City, OK 73125-0520

By E-mail Send your request to:

va.help@af-group.com

On the Internet Text-only versions of fund documents can be viewed online or downloaded from the SEC’s web site: http://www.sec.gov

You may also obtain copies of fund documents by visiting the SEC’s Public Reference Room in Washington, DC (phone 1.800.SEC.0330) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-6009.

2000 N. Classen Boulevard

Oklahoma City, Oklahoma 73106

1.800.662.1106

GVA-277	Information Published 8/2009

Item 2:	Code of Ethics
Not applicable to Semi-Annual Report.
Item 3:	Audit Committee Financial Expert
Not applicable to Semi-Annual Report.
Item 4:	Principal Accountant Fees and Services
Not Applicable to Semi-Annual Report.
Item 5:	Audit Committee of Listed Registrants
Not Applicable to Registrant.
Item 6:	Schedule of Investments
Not Applicable. See Schedule of Portfolio Investments included in Item 1.
Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable to Registrant.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable to Registrant.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable to Registrant.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures adopted by the Board on February 7, 2007 by which shareholders may recommend nominees to the Registrant’s Board of Directors. Following are the procedures that were adopted by the Board in 2007:

“When formulating its director recommendations, the Board of Directors will consider any written recommendations received from shareholders of the Fund identifying the nominee and stating the nominee’s qualifications. Shareholders can send recommendations to American Fidelity Dual Strategy Fund, Inc., Attention: Corporate Secretary, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106. The Board of Directors evaluates all nominees for director in the same manner regardless of the source of the recommendation.

Nominees for director must possess the following minimum qualifications: experience in the business community, proficiency in business matters (particularly investment, finance, legal or accounting matters), and exceptional personal integrity. In identifying and evaluating nominees for director, including nominees recommended by shareholders, the Board of Directors will implement such processes as it deems appropriate, including, in its sole discretion, retaining a third party or third parties to identify or evaluate or assist in identifying or evaluating potential nominees. When formulating its director recommendations, the Board of Directors will also consider any advice and recommendations offered by the Fund’s executive officers. However, at a minimum, each nominee for director must (i) meet the minimum qualifications set forth above, (ii) complete and sign the Fund’s Director and Officer Questionnaire in a form deemed appropriate by the Board of Directors prior to his or her nomination and (iii) provide biographical information upon request. Each director must, no less frequently than annually, complete and sign a Director and Officer Questionnaire in a form deemed appropriate by the Board of Directors.”

Item 11:	Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the principal executive officer, and Robert D. Brearton, the principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12:	Exhibits

(a)(1)	Not applicable to Semi-Annual Report.

(a)(2)	Separate certifications of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable to Registrant.

(b)	Certification of Principal Executive Officer and Principal Financial Officer required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By:	/s/ David R. Carpenter
Name:	David R. Carpenter
Title:	President and Principal Executive Officer

Date:	August 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

/s/ David R. Carpenter
Name:	David R. Carpenter
Title:	President and Principal Executive Officer

Date:	August 5, 2009

/s/ Robert D. Brearton
Name:	Robert D. Brearton
Title:	Executive Vice President and Principal Financial Officer

Date:	August 6, 2009

Exhibit (a)(2)

OFFICER’S CERTIFICATION

I, David R. Carpenter, certify that:

1.	I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	August 5, 2009	By:	/s/ David R. Carpenter
Name: David R. Carpenter
Title: President & Principal Executive Officer

OFFICER’S CERTIFICATION

I, Robert D. Brearton, certify that:

1.	I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	August 6, 2009	By:	/s/ Robert D. Brearton
Name:	Robert D. Brearton
Title:	Executive Vice President &
Principal Financial Officer

Exhibit (b)

Certification of Periodic Financial Report

Pursuant to Section 906 of the Sarbanes-Oxley Act

In connection with the Form N-CSR of the registrant for the period ended June 30, 2009, the undersigned hereby certify pursuant to Section 906 of the Sarbanes-Oxley Act that:

1.         The attached Form N-CSR report of the registrant fully complies with the requirements of Sections 13(a) or 15(d) of the Securities Exchange Act of 1934, and

2.         The information contained in such N-CSR report fairly presents, in all material respects, the financial condition and results of operation of the registrant as of and for the periods presented in the report.

Dated:	August 5, 2009

/s/ David R. Carpenter
Name: David R. Carpenter
Title:	President & Principal Executive Officer
/s/ Robert D. Brearton
Name: Robert D. Brearton
Title:	Executive Vice President & Principal Financial Officer